                                                           February 4, 2005
                                                                  Supplement

[MORGAN STANLEY LOGO OMITTED]

            SUPPLEMENT DATED FEBRUARY 4, 2005 TO THE PROSPECTUS OF
                     MORGAN STANLEY LIMITED DURATION FUND
                              Dated June 30, 2004

      The second paragraph of the section of the Prospectus titled "Fund
Management" is hereby replaced by the following:

      The Fund's portfolio is managed within the Taxable-Fixed Income team.
      Current members of the team include William Lawrence and Paul O'Brien,
      Executive Directors of the Investment Adviser.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                                                     37880SPT-01